Filed Pursuant to Rule 497(k)(1)(iii)(B)

[PIE CHART WITH STOCKS EMPHASIS]

Fund Profile

October 15, 1998

THE STRONG COMMON STOCK FUND
THE STRONG MID CAP FUND
THE STRONG OPPORTUNITY FUND
THE STRONG SMALL CAP VALUE FUND

This profile summarizes key information about the Funds that is included in the Funds' prospectus. The Funds' prospectus includes additional information about the Funds, including a more detailed description of the risks associated with investing in the Funds that you may want to consider before you invest. You may obtain the prospectus and other information about the Funds at no cost by calling 1-800-368-3863 or visiting our web site at www.strong-funds.com.

[STRONG FUNDS LOGO]
STRONG FUNDS

WHAT ARE THE FUNDS' GOALS?

The STRONG COMMON STOCK FUND, the STRONG MID CAP FUND, the STRONG OPPORTUNITY FUND, and the STRONG SMALL CAP VALUE FUND all seek capital growth.

WHAT ARE THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES?

The COMMON STOCK FUND and the OPPORTUNITY FUND both invest primarily in common stocks of companies that the Funds' managers believe are underpriced, yet have attractive growth prospects. They base their analysis on a company's "private market value"-the price an investor would be willing to pay for the entire company given its management, financial health, and growth potential. In the COMMON STOCK FUND, the managers apply this approach primarily to small-company stocks. In the OPPORTUNITY FUND, they focus on medium-size companies. For either Fund, the managers may sell a stock when its price no longer compares favorably with the company's private market value.

The MID CAP FUND focuses on the stocks of well-managed mid-capitalization companies that the Funds' manager believes can grow consistently over time. The manager may sell a holding when there is a fundamental change in the outlook for the company, or to take advantage of a better opportunity.

The SMALL CAP VALUE FUND invests in the common stocks of those smaller companies that the Fund's manager believes are undervalued relative to the market. He specifically looks for companies whose stock prices may benefit from a catalyst event, such as a corporate restructuring, a new product or service, or a change in the political, economic, or social environment. The manager considers selling a stock when he believes fundamental changes will hurt the company over the long term, or when its price becomes excessive.

The Fund may also write put and call options to limit its exposure to adverse market movements. This means that the Fund sells an option to another party to either buy a stock from (call) or sell a stock to (put) the Fund at a specified price at a specified time.

Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. These reports discuss the market conditions and investment strategies that significantly affected the Funds' performance during the past fiscal year. You may obtain these reports at no cost by calling 1-800-368-3863.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?
GENERAL STOCK RISKS: The Funds' major risks are those of investing in the stock market. That means the Funds may experience sudden, unpredictable declines in the value of their shares, as well as periods of poor performance. Because stock values fluctuate, when you sell your investment you may receive more or less money than you originally invested.

SMALLER COMPANIES: These Funds may invest in the stocks of smaller-size companies. Small- and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Funds' portfolios. Generally, the smaller the company size, the greater these risks.

FOREIGN SECURITIES: To a limited degree, the Funds may invest in foreign securities. Foreign investments involve additional risks, including currency fluctuations, political instability, differences in financial reporting standards, and less stringent regulation of securities markets.

WRITING OPTIONS: The SMALL CAP VALUE FUND may write put and call options. Writing these options may expose the Fund to risk stemming from changes in the value of the stock that the option is written against. While options can limit the Fund's losses, they can also limit gains from market movements.

These Funds are appropriate for investors who have financial goals five years or more in the future, and who are comfortable with the risks described here. They are not appropriate for investors concerned primarily with principal stability.

                                                                     Continued..

MAIN RISKS OF INVESTING IN THE FUNDS, CONTINUED..

The return information provided illustrates how the Funds' performance can vary, which is one indication of the risks of investing in the Funds. Please keep in mind that the Funds' past performance does not represent how they will perform in the future. Only Funds that have at least one calendar year's returns appear below.

CALENDAR YEAR TOTAL RETURNS
[BAR GRAPH]

Year  Common Stock Fund  Mid Cap Fund  Opportunity Fund
---------------------------------------------------------
1988                           -             16.5%
---------------------------------------------------------
1989                           -             18.5%
---------------------------------------------------------
1990          1.0%             -            -11.3%
---------------------------------------------------------
1991         57.1%             -             31.7%
---------------------------------------------------------
1992         20.8%             -             17.4%
---------------------------------------------------------
1993         25.2%             -             21.2%
---------------------------------------------------------
1994         -0.5%             -              3.2%
---------------------------------------------------------
1995         32.4%             -             27.3%
---------------------------------------------------------
1996         20.5%             -             18.1%
---------------------------------------------------------
1997         24.0%           13.9%           23.5%
---------------------------------------------------------

BEST AND WORST QUARTERLY PERFORMANCE (through 12-31-97)

FUND NAME      BEST QUARTER RETURN  WORST QUARTER RETURN
-------------  -------------------  ---------------------
Common Stock   22.7% (1st Q 1991)   -16.2% (3rd Q 1990)
-------------  -------------------  ---------------------
Mid Cap        19.9% (3rd Q 1997)   -10.4% (1st Q 1997)
-------------  -------------------  ---------------------
Opportunity    14.9% (3rd Q 1997)   -12.9% (3rd Q 1990)
-------------  -------------------  ---------------------


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

AVERAGE ANNUAL TOTAL RETURNS

AS OF 9-30-98


    FUND/INDEX      1-YEAR  5-YEAR  10-YEAR   SINCE INCEPTION
------------------  ------  ------  -------  ----------------
COMMON STOCK       -13.92%  13.13%     -     18.04%(12-29-89)
------------------  ------  ------  -------  ----------------
Russell 2000 Index -19.02%   9.10%     -          11.00%
------------------  ------  ------  -------  ----------------
S&P 500 Index        9.05%  19.91%     -          15.87%
------------------  ------  ------  -------  ----------------
MID CAP            -10.90%     -       -      4.47%(12-31-96)
------------------  ------  ------  -------  ----------------
Mid Cap 400 Index   -6.31%     -       -          12.50%
------------------  ------  ------  -------  ----------------
S&P 500 Index        9.05%     -       -          21.88%
------------------  ------  ------  -------  ----------------


THE RUSSELL 2000 INDEX AND THE STANDARD & POOR'S MID CAP 400 STOCK INDEX ARE UNMANAGED INDICES GENERALLY REPRESENTATIVE OF THE U.S. MARKET FOR SMALL CAP AND MEDIUM CAP STOCKS, RESPECTIVELY. THE STANDARD & POOR'S 500 STOCK INDEX IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE MARKET FOR THE STOCKS OF LARGE-SIZE U.S. COMPANIES.

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
AVERAGE ANNUAL TOTAL RETURNS


AS OF 9-30-98


FUND/INDEX         1-YEAR  5-YEAR  10-YEAR   SINCE INCEPTION

OPPORTUNITY        -3.61%  14.10%  14.16%  17.39%(12-31-85)
-----------------  ------  ------  ------  ----------------
Mid Cap 400 Index  -6.31%  13.68%  16.67%       15.48%
-----------------  ------  ------  ------  ----------------
S&P 500 Index       9.05%  19.91%  17.29%       16.44%
-----------------  ------  ------  ------  ----------------

THE STANDARD &POOR'S MID CAP 400 STOCK INDEX IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. MARKET FOR MEDIUM CAP STOCKS. THE STANDARD & POOR'S 500 STOCK INDEX IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE MARKET FOR THE STOCKS OF LARGE-SIZE U.S. COMPANIES.


WHAT ARE THE FUNDS' FEES AND EXPENSES?
This section describes the fees and expenses that you may pay if you buy and hold shares of the Funds.
SHAREHOLDER FEES (fees paid directly from your investment)
The Funds are 100% no-load, so you pay no fees to buy or sell shares.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) The costs of operating each Fund are deducted from the Fund's assets, which means you pay them indirectly. These costs are deducted before computing the daily share price or making distributions. As a result, they don't appear on your account statement, but instead reduce the amount of total return you receive. Because the SMALL CAP VALUE FUND began operations on December 31, 1997, its expenses other than management fees are estimated in the chart below.


ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)

FUND              MANAGEMENT FEES  OTHER EXPENSES  TOTAL EXPENSES
----------------  ---------------  --------------  --------------
Common Stock      1.00%            0.17%           1.17%
----------------  ---------------  --------------  --------------
Mid Cap           1.00%            0.60%           1.60%
----------------  ---------------  --------------  --------------
Opportunity       1.00%            0.23%           1.23%
----------------  ---------------  --------------  --------------
Small Cap Value   1.00%            0.79%           1.79%
----------------  ---------------  --------------  --------------

EXAMPLE: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Funds for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FUND                1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------       ------  -------  -------  --------
Common Stock        $119    $372     $644     $1,420
-------------       ------  -------  -------  --------
Mid Cap             $163    $505     $871     $1,900
-------------       ------  -------  -------  --------
Opportunity         $125    $390     $676     $1,489
-------------       ------  -------  -------  --------
Small Cap Value     $182    $563     $970     $2,105
----------------    ------  -------  -------  --------

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WHO ARE THE FUNDS' INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?
Strong Capital Management serves as the investment advisor for the Funds.

Richard T. Weiss is co-manager of the COMMON STOCK FUND and the OPPORTUNITY FUND. He joined Strong as a portfolio manager in 1991, and has more than 20 years of investment experience. Marina T. Carlson co-manages the COMMON STOCK FUND and the OPPORTUNITY FUND. She has worked with Richard Weiss as a research analyst and portfolio manager since 1989, and was named co-manager of the Funds in 1993. She has 12 years of investment experience.

Scott Sindelar manages the MID CAP FUND. He joined Strong in April 1998, and has 18 years of investment experience. Most recently, he worked at Mid-Continent Capital, where he managed balanced and equity portfolios for 12 years.

Charles Rinaldi is portfolio manager of the SMALL CAP VALUE FUND. He joined Strong in December 1997 after eight years at Mutual of America Capital Management Corporation, where he managed equity portfolios. He has over 25 years of investment experience.

HOW CAN I BUY FUND SHARES?
There are several ways you can open a new account in the Funds.

- BY MAIL: Complete and sign the application. Make your check or money order payable to Strong Funds. Mail it to Strong Funds, P.O. Box 2936, Milwaukee, WI 53201.
- BY PHONE OR BY INTERNET: If you are a current Strong Funds shareholder and choose exchange privileges, you can exchange shares from one Strong account to open another.

You can also open an account in person or through a broker-dealer.

The minimum initial investment is $2,500 for a regular account, $500 for an Education IRA, and $250 for an IRA or transfer or gift to minor account. If you establish an Automatic Investment Plan (not available for Education IRAs) of $50 or more per month, these minimums are waived. In all cases, the minimum for subsequent investments is $50. (For minimums on other retirement plans, call 1-800-368-2882.)

The COMMON STOCK FUND is closed to new investors.



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

HOW CAN I SELL FUND SHARES?
There are several ways you can sell (redeem) your Fund shares.

- BY MAIL: You can write a letter of instruction, including your account number, the dollar amount or number of shares you wish to redeem, each owner's name, your street address, and the signature of each owner. Mail it to Strong Funds, P.O. Box 2936, Milwaukee, WI 53201.
- BY PHONE OR BY INTERNET: If you choose redemption privileges, you can sell shares by phone or through our web site.

You can also redeem shares in person, through a systematic withdrawal plan, or through a broker-dealer.


DO THE FUNDS PAY OUT DIVIDENDS OR CAPITAL GAINS? HOW ARE THEY TAXED?
The Funds may earn income from dividends on the stocks in their portfolios, and may realize capital gains from appreciation on their holdings. The Funds intend to declare their income and capital gains annually.

Unless you elect otherwise, all distributions of income and capital gains will be automatically reinvested in the Fund that paid them. These distributions are taxable regardless of whether you reinvest them or take them in cash.

Income is taxable at ordinary federal income tax rates. Capital-gains distributions are taxed at rates based on how long the assets were held by the Fund. After the end of each calendar year, Strong sends shareholders a statement of each Fund's income and capital-gains distributions to assist in tax preparation.

WHAT SERVICES DOES STRONG FUNDS PROVIDE?
Strong offers you a variety of ways to get information, monitor your investments, and buy and sell shares.
- Personal service 24 hours a day, 7 days a week
- Automated telephone service
- Online transaction services
- Automatic investment plans
- Retirement plans for individuals and corporations

Strong representatives can tell you more about each of these services, and can also give you further information about buying and selling shares. Just call 1-800-368-3863 anytime, day or night.

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

[PICTURE OF TELEPHONE]

To order a free prospectus kit,
CALL 1-800-368-1030

To learn more about our funds,
discuss an existing account,
or conduct a transaction,
CALL 1-800-368-3863

If you are a
Financial Professional,
CALL 1-800-368-1683

[PICTURE OF STRONG WEB SITE ON COMPUTER]
Strong On-line
www.strong-funds.com

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STRONG FUNDS
P.O. Box 2936 Milwaukee, Wisconsin 53201

Strong Funds Distributors, Inc. 7814E98     G11098P